SEGMENT INFORMATION - Revenue Disaggregated by Service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 1,833,074	$ 1,865,039	$ 1,915,550
Operating Segments | People Inc.
Segment Reporting Information [Line Items]
Revenue	1,762,073	1,777,229	1,694,893
Operating Segments | Digital
Segment Reporting Information [Line Items]
Revenue	1,161,886	1,086,367	939,865
Operating Segments | Digital | Advertising revenue
Segment Reporting Information [Line Items]
Revenue	720,321	725,675	608,225
Operating Segments | Digital | Performance marketing revenue
Segment Reporting Information [Line Items]
Revenue	291,878	243,895	231,087
Operating Segments | Digital | Licensing and other revenue
Segment Reporting Information [Line Items]
Revenue	149,687	116,797	100,553
Operating Segments | Print
Segment Reporting Information [Line Items]
Revenue	622,305	711,636	776,017
Operating Segments | Print | Subscription revenue
Segment Reporting Information [Line Items]
Revenue	288,624	327,079	329,357
Operating Segments | Print | Advertising revenue
Segment Reporting Information [Line Items]
Revenue	148,612	174,889	203,210
Operating Segments | Print | Newsstand revenue
Segment Reporting Information [Line Items]
Revenue	102,570	102,096	117,316
Operating Segments | Print | Project and other revenue
Segment Reporting Information [Line Items]
Revenue	56,402	72,681	80,915
Operating Segments | Print | Performance marketing revenue
Segment Reporting Information [Line Items]
Revenue	26,097	34,891	45,219
Intersegment eliminations
Segment Reporting Information [Line Items]
Revenue	(2)	(1,218)	(8,804)
Intersegment eliminations | People Inc.
Segment Reporting Information [Line Items]
Revenue	$ (22,118)	$ (20,774)	$ (20,989)